Schedule Of Operating Lease Maturity (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Operating Lease Right-of-use Asset And Operating Lease Liability
2022	$ 19,440	$ 76,248
2023	64,800	64,800
Total future minimum lease payments	84,240	141,048
Less imputed interest	(3,862)	(11,672)
PV of Payments	$ 80,378	$ 129,376